CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.

Schedule of Investments

June 30, 2026

(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Portfolio
Operating Companies
Buyout
Clovis Point II RIVS Investment, LLC (4)(6)	NAM	2017		$650,000	$-
Milton ZXP LLC - Class A Units (4)(6)	NAM	2018	6,029	-	194,797
Infrastructure
Loblolly Midstream Holdings LLC (3)(4)	NAM	2026		241,934	241,934
Natural Resources
Revenant Energy Holdings LLC (2)(4)	NAM	2025		5,140,627	5,140,627

Total Operating Companies				6,032,561	5,577,358	2.08%

Private Investment Funds
Private Debt
Private Debt
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		956,166	1,675,833
Aviator Capital Mid-Life US Feeder Fund, LP	GL	2016		656,941	960,420
BDCM Opportunity Fund II, L.P.	NAM	2006		502,075	102,680
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	NAM	2016		2,874,783	2,724,017
Crestline Opportunities Fund III, LLC	NAM	2016		1,046,888	1,361,119
Parabellum Partners II, LP	NAM	2019		1,534,482	2,864,952
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	190,980

Total Private Debt (6)				7,674,232	9,880,001	3.68%

Private Equity
Buyout
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		201,046	81,114
Advent Latin American Private Equity Fund V-F L.P. (1)	ROW	2010		1,019,920	416,954
Chicago Pacific Founders Fund II, LP	NAM	2019		4,888,811	14,323,431
Clovis Point II, LP	NAM	2018		2,333,799	1,099,601
CRC (Atria) Investment Holdings, L.P. (3)	NAM	2022		9,214,404	10,708,887
CRC (Cresso) Investment Holdings, L.P. (2)	NAM	2024		5,000,000	11,830,612
Darwin Private Equity I L.P.	EU	2007		1,251,657	20,867
Energy Ventures IV LP (1)	GL	2024		-	1,156,519
J.C. Flowers III L.P.	EU	2009		1,128,504	177,515
KF Partner Investments Fund III LP	NAM	2019		1,764,625	2,336,400
Monomoy Capital Partners II, L.P. (1)	NAM	2011		973,106	24,114
Monomoy Capital Partners III, L.P. (1)	NAM	2016		737,664	1,340,932
Reservoir Capital Partners (Cayman), L.P.	GL	2006		-	55,957
Strattam Capital Investment Fund, L.P.	NAM	2014		2,210,872	1,971,495
Strattam Capital Investment Fund II, L.P.	NAM	2017		2,602,312	4,278,295
Strattam Capital Investment Fund III, L.P. (2)	NAM	2021		15,288,177	14,727,674
Strattam Co-Invest Fund V, L.P.	NAM	2018		-	749,537
Strattam Co-Invest Fund VI, L.P.(2)	NAM	2018		785,329	665,341
Strattam Co-Invest Fund VII, L.P.	NAM	2019		413,727	990,098
Strattam Co-Invest Fund IX, L.P. (3)	NAM	2023		7,449,113	12,897,260
Strattam Co-Invest Fund XI, L.P. (3)	NAM	2024		3,606,339	1,721,204
Viburnum Equity 4, LP (2)	ROW	2019		2,297,757	5,914,129

Viburnum Private III, LP (2)	ROW	2025	4,795,251	4,758,567
Growth Equity
Crosslink Crossover Fund V, L.P.	NAM	2007	291,519	110,576
Crosslink Crossover Fund VI, L.P.	NAM	2011	-	1,034,487
Gavea Investment Fund III A, L.P.	ROW	2008	-	29,993
HealthCor Partners Fund, L.P.	NAM	2007	275,033	549,780
LoneTree BLN Co-Invest L.P. (3)	NAM	2026	5,043,200	5,043,200
LoneTree I, L.P. (2)	NAM	2023	20,128,009	23,406,528
Northstar Equity Partners III	AS	2011	316,769	799
Orchid Asia IV, L.P.	AS	2007	876,700	12,537
Trustbridge Partners II, L.P. (1)	AS	2007	980,928	463,513
Trustbridge Partners III, L.P. (1)	AS	2008	2,896,075	1,752,006
Trustbridge Partners IV, L.P. (1)	AS	2011	-	2,449,878
Trustbridge Partners V, L.P.	AS	2014	4,091,541	2,463,853
Secondaries
Private Equity Investment Fund V, L.P.	NAM	2009	5,677,931	2,978,887
Venture Capital
Artis Ventures II, L.P.	NAM	2013	1,085,752	2,519,864
Chrysalis Ventures III, L.P.	NAM	2006	196,648	11,230
Dace Ventures I, LP	NAM	2007	331,414	78,340
Fairhaven Capital Partners, L.P.	NAM	2007	1,564,207	180,028
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004	205,988	46,373
Tenaya Capital V, LP	NAM	2007	24,309	73,812
Tenaya Capital VI, LP	NAM	2012	711,491	728,383
The Column Group, LP	NAM	2007	971,977	520,913
The Column Group II, LP (1)	NAM	2014	1,315,379	2,642,741
The Column Group III, LP	NAM	2016	3,402,596	2,041,987
Tiger Global Private Investment Partners V, L.P.	AS	2008	1,268,728	869,958
Tiger Global Private Investment Partners VI, L.P.	AS	2010	1,570	182,608
Voyager Capital Fund III, L.P.	NAM	2006	286,772	26,813

Total Private Equity (6)			119,906,949	142,465,590	53.10%

Real Assets
Infrastructure
Allied Strategic Partners Fund I-A, LP (1)(3)	NAM	2021	12,709,747	18,534,403
EIV Capital Fund II, LP (1)	NAM	2014	2,092,761	1,629,516
Founders Fund III, LP	NAM	2010	-	8,071,167
Founders Fund IV, LP	NAM	2012	-	7,217,875
Haddington Energy Partners III, L.P.	NAM	2005	-	55,740
YTM6, LLC (2)	NAM	2022	5,955,907	12,374,415
Natural Resources
EMG Iron Ore Holdco, LP	NAM	2019	476,106	598,920
Energy & Minerals Group Fund II, L.P. (1)	NAM	2011	1,763,355	904,303
Live Oak III-B SPV (3)	NAM	2025	4,560,219	5,530,727
NGP Midstream & Resources, L.P. (1)	ROW	2007	972,868	32,930
Pine Brook Capital Partners, L.P. (1)	NAM	2007	1,723,910	138,062
Quantum Parallel Partners V, LP	NAM	2008	2,805,960	621,038
Tembo Capital Co-Investment Partners I, LP (3)	ROW	2022	7,459,699	8,043,408
Tembo Capital Mining Fund III LP (1)	GL	2020	-	7,171,513
Tembo Capital Mining Fund IV LP (1)	GL	2025	1,215,091	1,033,626
Vortus Investments II, LP (1)	NAM	2017	-	904,702
Vortus Investments, LP	NAM	2014	2,838,325	578,985

Real Estate
Benson Elliot Real Estate Partners II, L.P.	EU	2006		349,758	5,771
Forum European Realty Income III, L.P.	EU	2007		820,961	33,845
GTIS Brazil Real Estate Fund (Brazilian Real) LP	ROW	2008		1,118,776	330,682
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008		816,081	45,838
Patron Capital, L.P. II	EU	2005		123,803	1,191
Patron Capital, L.P. III	EU	2007		598,435	25,068
Pennybacker IV, LP	NAM	2016		1,252,725	534,280
Phoenix Asia Real Estate Investments II, L.P.	AS	2006		823,410	341,017
Prescott Strategies Fund I LP(2)	NAM	2017		1,834,745	1,001,835
PSF I Jax Metro Holdings, LLC (2)	NAM	2019		12,260	-

Total Real Assets (6)				52,324,902	75,760,857	28.24%

Total Private Investment Funds (6)				179,906,083	228,106,448	85.02%

Total Private Investments Portfolio				185,938,644	233,683,806	87.10%
Anchor Partner Interests
Anchor Partner Interests
Allied Strategic Partners Management, LP(4)				-	1,348,569
LoneTree Capital, LLC(4)				-	4,822,691

Total Anchor Partner Interests				-	6,171,260	2.30%

Cash Management Portfolio
Hedge Funds
Event Driven
BDCM Partners I, L.P.	NAM	2019		1,364,735	622,843
Growth Equity
Gavea Investment Fund II Ltd.	ROW	2007	19	1,462	1,463
Relative Value
King Street Capital, L.P.	NAM	2019		-	30,076
Magnetar Capital Fund LP	NAM	2020		-	50,225
Stark Select Asset Fund, LLC	ROW	2018		-	26,608
The 1609 Fund Ltd.	NAM	2019	2,052	3,391,838	1,052,414
Valiant Capital Partners LP	NAM	2019		214,175	73,771

Total Hedge Funds (6)				4,972,210	1,857,400	0.69%

Other Securities
Securities
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 10.66%, due 10/1/2031 (1)(5)(7)	NAM	2019		3,118,300	132,441
SED Energy Holdings	EU	2024	9,264,336	6,777,847	7,210,648

Total Other Liquid Securities				9,896,147	7,343,089	2.74%

Total Cash Management Portfolio				14,868,357	9,200,489	3.43%

Total Investments				200,807,001	249,055,555	92.83%

Cash and Cash Equivalents
Goldman Sachs Financial Square Government Fund - Institutional Class, 3.53%(8)			19,324,402	19,324,402	19,324,402

Total Cash and Cash Equivalents				19,324,402	19,324,402	7.20%

Total Investments and Cash Equivalents				$220,131,403	$268,379,957	100.03%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2026 were $73,233,505.

All investments are non-income producing unless noted otherwise.

*	The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

Refer to the Allocation of Investments in the unaudited section of the financial statements for the percent of Partners' Capital by Asset Class.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued using significant unobservable inputs pursuant to procedures approved by the Board of Directors as of June 30, 2026. The total of all such investments represents 4.38% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	Rate disclosed represents the seven day yield as of period end.